As filed with the Securities and Exchange            Registration No. 33-34370*
Commission on February 12, 1997                      Registration No. 811-2512
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
--------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 25 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
--------------------------------------------------------------------------------

     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RC4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-7834

                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RC4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

        X         immediately upon filing pursuant to paragraph (b) of Rule 485
    --------
                  on ____________________ pursuant to paragraph (b) of Rule 485
    --------

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant expects to file a Rule 24f-2 Notice for the fiscal year ended December 31, 1996 on or before February 28, 1997.

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement: 33-87932.

                                               CROSS REFERENCE SHEET


    FORM N-4                                                                 LOCATION - PROSPECTUS
    ITEM NO.                         PART A (PROSPECTUS)                    DATED MAY 1, 1996 AND AS
                                                                                   AMENDED BY
                                                                            SUPPLEMENTS DATED JUNE
                                                                            21, 1996, SEPTEMBER 16, 1996
                                                                             AND FEBRUARY 12, 1997

        1          Cover Page...........................................    Cover Page

        2          Definitions..........................................    Definitions

        3          Synopsis.............................................    Prospectus Summary; Fee Table
                                                                            and as amended

        4          Condensed Financial Information......................    Condensed Financial Information

        5          General Description of Registrant, Depositor, and        The Company; Variable Annuity
                   Portfolio Companies..................................    Account B; The Funds and as
                                                                            amended

        6          Deductions and Expenses..............................    Charges and Deductions; Distribution

        7          General Description of Variable Annuity Contracts....    Purchase; Miscellaneous

        8          Annuity Period.......................................    Annuity Period

        9          Death Benefit........................................    Death Benefit During
                                                                            Accumulation Period; Death
                                                                            Benefit Payable During the
                                                                            Annuity Period

       10          Purchases and Contract Value.........................    Purchase; Contract Valuation

       11          Redemptions..........................................    Right to Cancel; Withdrawals

       12          Taxes................................................    Tax Status

       13          Legal Proceedings....................................    Miscellaneous - Legal Matters and
                                                                            Proceedings

       14          Table of Contents of the Statement of Additional         Contents of the Statement of
                   Information..........................................    Additional Information





                                                                              LOCATION - STATEMENT
     FORM N-4                        PART B (STATEMENT OF                        OF ADDITIONAL
     ITEM NO.                       ADDITIONAL INFORMATION)                   INFORMATION DATED
                                                                              MAY 1, 1996 AND AS
                                                                                  AMENDED BY
                                                                               SUPPLEMENT DATED
                                                                              FEBRUARY 12, 1997

        15          Cover Page...........................................    Cover page

        16          Table of Contents....................................    Table of Contents

        17          General Information and History......................    General Information and History

        18          Services.............................................    General Information and History;
                                                                             Independent Auditors

        19          Purchase of Securities Being Offered.................    Offering and Purchase of Contracts

        20          Underwriters.........................................    Offering and Purchase of Contracts

        21          Calculation of Performance Data......................    Performance Data; Average Annual
                                                                             Total Return Quotations

        22          Annuity Payments.....................................    Annuity Payments

        23          Financial Statements.................................    Financial Statements


                                 Part C (Other Information)
                                 --------------------------
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus and the Statement of Additional Information are incorporated into Part A and B of this Post-Effective Amendment No. 25, respectively, by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 22, 1996 and by reference to Supplements dated June 21, 1996 and September 16, 1996 as contained in Post-Effective Amendment No. 23 and 24, respectively, to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on June 21, 1996 and September 16, 1996, respectively.

                           VARIABLE ANNUITY ACCOUNT B
                    Aetna Life Insurance and Annuity Company

     Supplement dated February 12, 1997 to the Prospectus dated May 1, 1996

Growth Plus (New York)-Group and Individual Deferred Variable Annuity Contracts

The information in this supplement updates and amends the information contained in the Prospectus dated May 1, 1996 (the "Prospectus") and should be read with that Prospectus.

As of the date of this supplement, subject to applicable regulatory authorization, the Federated Equity Income Fund II is available as an investment option under the variable annuity contract described in the Prospectus.

The description of the Federated Equity Income Fund II is as follows:

     [bullet] Federated Equity Income Fund II seeks to provide above average income and capital appreciation. The Fund attempts to achieve its objective by investing at least 65% of its assets in income-producing equity securities. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in common stocks, preferred stocks, and convertible securities will vary according to the Fund's assessment of market and economic conditions and outlook.

Please refer to the respective Fund prospectus for more comprehensive information about the investment option.

FEE TABLE

The following information amends the "Annual Expenses of the Funds" and "Hypothetical Illustrations" sections of the Fee Table to include information for the new investment option. Please also refer to the table of Separate Account Annual Expenses in the Fee Table in the Prospectus, which also applies to the new investment option.

Annual Expenses of the Funds

                                                                                                    Total Fund
                                                                                                      Annual
                                                                               Other Expenses        Expenses
                                          Investment                           (After Expense     (After Expense
                                         Advisory Fees        12b-1 Fees       Reimbursement)      Reimbursement)
                                         ------------         ----------       --------------     ---------------

Federated Equity  Income Fund II            0.00%(1)           0.00%(2)           0.85%(3)            0.85%(3)


(1) The estimated investment advisory fee has been reduced to reflect the anticipated voluntary waiver of the investment advisory fee. The adviser can terminate this voluntary waiver at any time at it sole discretion. The maximum investment advisory fee is 0.75%.

(2) The Fund has no present intention of paying or accruing the 12b-1 fee during the fiscal year ending December 31, 1997. If the Fund were paying or accruing the 12b-1 fee, Institutional Shares would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. "See Fund Information" in the Fund prospectus.

(3) The other expenses and the total operating expenses are estimated to be 1.07% and 1.82% respectively absent the anticipated voluntary waiver the management fee and the anticipated voluntary reimbursement of certain other operating expenses.

Total Fund operating expenses are estimated based on average expenses expected to be incurred during the period ending December 31, 1997. During the course of this period, expenses may be more or less than the average amount shown.


Form No.  XALIACNY-1

Hypothetical Illustration

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Example illustrates the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of this Example, the maximum maintenance fee of $30.00 that can be deducted under the Contract has been converted to a percentage of assets equal to 0.005%.


                                                            EXAMPLE A                                   EXAMPLE B
                                            If you withdraw your entire  Account Value   If  you  do not  withdraw  your  Account
                                            at  the  end  of the  periods  shown,  you   Value,  or if you  annuitize  at the end
                                            would   pay   the   following    expenses,   of the periods shown,  you would pay the
                                            including any  applicable  deferred  sales   following  expenses (no  deferred  sales
                                            charge:                                      charge is reflected):*
                                           1 year    3 years    5 years    10 Years       1 year     3 years   5 years   10 years
                                           ------    -------    -------    --------       ------     -------   -------   --------

Federated  Equity Income Fund II           $74       $104       $137       $259           $23        $70       $121      $259


* This Example would not apply if a nonlifetime variable annuity option is selected, and a lump sum settlement is requested within three years after annuity payments start, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)




Form No. XALIACNY-1

The following information amends the "Condensed Financial Information" section.



                         CONDENSED FINANCIAL INFORMATION

    (Selected data for accumulation units outstanding throughout each period)
   --------------------------------------------------------------------------

The condensed financial information presented below for the period ended December 31, 1996, is derived from the financial statements of the Separate Account.


                                                                                          1996
                                                                                       (unaudited)
                                                                                    ------------------
FEDERATED AMERICAN LEADERS FUND II
Value at beginning of period                                                        $12.971
Value at end of period                                                              $15.548
Increase (decrease) in value of accumulation unit (1)                               19.87%
Number of accumulation units outstanding at end of period                           3,931,612.6

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period                                                        $10.804
Value at end of period                                                              $11.099
Increase (decrease) in value of accumulation unit (1)                               2.74%
Number of accumulation units outstanding at end of period                           689,789.0

FEDERATED GROWTH STRATEGIES FUND II
Value at beginning of period                                                        $10.277
Value at end of period                                                              $12.596
Increase (decrease) in value of accumulation unit (1)                               22.57%
Number of accumulation units outstanding at end of period                           570,181.6

FEDERATED HIGH INCOME BOND FUND II
Value at beginning of period                                                        $11.640
Value at end of period                                                              $13.119
Increase (decrease) in value of accumulation unit (1)                               12.71%
Number of accumulation units outstanding at end of period                           2,069,632.8

FEDERATED INTERNATIONAL EQUITY FUND II
Value at beginning of period                                                        $10.255
Value at end of period                                                              $10.952
Increase (decrease) in value of accumulation unit (1)                               6.80%
Number of accumulation units outstanding at end of period                           541,970.0

FEDERATED PRIME MONEY FUND II
Value at beginning of period                                                        $10.406
Value at end of period                                                              $10.748
Increase (decrease) in value of accumulation unit (1)                               3.29%
Number of accumulation units outstanding at end of period                           720,520.8

FEDERATED UTILITY FUND II
Value at beginning of period                                                        $12.095
Value at end of period                                                              $13.303
Increase (decrease) in value of accumulation unit (1)                               9.99%
Number of accumulation units outstanding at end of period                           1,260,915.0
--------------------------------------------------------------



(1) The above figures are calculated by subtracting the beginning Accumulation Unit Value from the ending Accumulation Unit Value during a calendar year, and dividing the result by the beginning Accumulation Unit Value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

Form No. XALIACNY-1

                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                              New York Growth Plus

    Supplement dated February 12, 1997 to Statement of Additional Information
                                dated May 1, 1996

The information in this supplement updates and amends the information contained in the Statement of Additional Information dated May 1, 1996 (the "Statement") and should be read with that Statement. Capitalized terms are defined in the Statement or in the Prospectus.

The following infomation is added to the section entitled "Variable Annuity Account B" of the Statement:

      Federated Equity Income Fund II


The following information amends the "Average Annual Total Return Quotations" section of the Statement:

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized
The tables shown below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1996 for the Subaccounts available under the Contract. The table reflects the total return quotations for Growth Plus Contracts issued in the state of New York. For those Subaccounts where results are not available for the full calendar period indicated, the percentage shown is an average annual return since inception (denoted with an asterisk).


                                           CONTRACTS ISSUED IN NEW YORK
                                         ---------------------------------- ------------------------------------------- ------------
                                                                                                                           FUND
         ($30 MAINTENANCE FEE)                      STANDARDIZED                         NON-STANDARDIZED                INCEPTION
                                                                                                                           DATE
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- --------- ----------- -----------
               SUBACCOUNT                1  Year    5 Years     10 Years    1 Year      3 Years    5 Years   10 Years
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- --------- ----------- -----------

 Federated American Leaders Fund II        12.66%     15.37%*     n/a         19.85%      16.38%*   n/a         n/a      02/10/94
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- --------- ----------- -----------
 Federated Fund for U.S. Government
 Securities II                             (3.45%)     2.68%*      n/a         2.72%       4.10%*    n/a        n/a      03/28/94
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- --------- ----------- -----------

 Federated Growth Strategies Fund II       15.20%     17.85%*      n/a        22.55%      21.91%*    n/a        n/a      11/01/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- --------- ----------- -----------

 Federated High Income Bond Fund II         5.92%      7.71%*      n/a        12.69%       8.94%*    n/a        n/a      03/01/94
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- --------- ----------- -----------

 Federated International Equity Fund II     0.37%      2.47%*      n/a         6.78%       5.27%*    n/a        n/a      04/04/95
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- --------- ----------- -----------

 Federated Prime Money Fund II             (2.94%)     1.51%*      n/a         3.26%       3.42%*    n/a        n/a      11/14/94
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- --------- ----------- -----------

 Federated Utility Fund II                  3.38%      7.65%*      n/a         9.98%       8.86%*    n/a        n/a      02/10/94
 --------------------------------------- ---------- ----------- ----------- ----------- ---------- --------- ----------- -----------


Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

Form No.XSAIALIACNY-1

Variable Annuity Account B

Statement of Assets and Liabilities - December 31, 1996 (unaudited):

ASSETS:
Investments, at net asset value: (Note 1)
  Aetna Variable Fund; 22,674,496 shares (cost $674,480,933) ....................................  $  734,460,247
  Aetna Income Shares; 5,554,723 shares (cost $69,738,402) ......................................      70,118,035
  Aetna Variable Encore Fund; 8,093,492 shares (cost $107,322,605) ..............................     106,781,998
  Aetna Investment Advisers Fund, Inc.; 8,423,410 shares (cost $112,230,262).....................     127,344,696
  Aetna GET Fund, Series B; 1,148,634 shares (cost $11,845,728) .................................      16,333,339
  Aetna GET Fund, Series C; 907,283 shares (cost $9,136,442).....................................       9,281,276
  Aetna Ascent Variable Portfolio; 446,824 shares (cost $5,362,215) .............................       5,638,668
  Aetna Crossroads Variable Portfolio; 442,088 shares (cost $5,144,208) .........................       5,295,700
  Aetna Legacy Variable Portfolio; 549,727 shares (cost $6,140,411) .............................       6,186,987
  Aetna Variable Index Plus Portfolio; 182,043 shares (cost $1,989,418) .........................       1,985,372
  Alger American Funds:
    Balanced Portfolio; 408,798  shares (cost $4,238,672)  ......................................       3,777,291
    Growth Portfolio; 1,268,424 shares (cost $41,195,068) .......................................      43,545,003
    Income and Growth Portfolio; 768,597 shares (cost $7,300,499) ...............................       6,471,587
    Leveraged AllCap Portfolio; 589,862 shares (cost $11,198,918) ...............................      11,419,728
    MidCap Growth Portfolio; 929,402 shares (cost $19,160,303) ..................................      19,842,727
    Small Capitalization Portfolio; 1,436,114 shares (cost $59,246,689) .........................      58,751,429
  Calvert Responsibly Invested Balanced Portfolio; 336,323 shares (cost $597,518)................         596,637
  Fidelity Investments Variable Insurance Products Funds:
    Equity-Income Portfolio; 3,446,529 shares (cost $66,707,023) ................................      72,480,497
    Growth Portfolio; 1,860,260 shares (cost $54,670,184) .......................................      57,928,484
    High Income Portfolio; 1,174,877 shares (cost $13,895,035) ..................................      14,709,464
    Overseas Portfolio; 515,036 shares (cost $8,959,583) ........................................       9,703,271
  Fidelity Investments Variable Insurance Products Funds II:
    Asset Manager Portfolio; 350,352 shares (cost $5,447,282) ...................................       5,931,464
    Contrafund Portfolio; 3,414,168 shares (cost $50,327,864) ...................................      56,538,618
    Index 500 Portfolio; 307,196 shares (cost $25,139,330) ......................................      27,380,370
    Investment Grade Bond Portfolio; 389,026 shares (cost $4,585,849) ...........................       4,761,677
  Federated Insurance Series:
    American Leaders Fund II; 4,005,705 shares (cost $52,316,587)................................      61,127,055
    Growth Strategies Fund II; 561,108 shares (cost $6,448,785)..................................       7,182,178
    High Income Bond Fund II; 2,651,478 shares (cost $26,128,555)................................      27,151,137
    International Equity Fund II; 531,863 shares (cost $5,627,988)...............................       5,935,590
    Prime Money Fund II; 7,744,318 shares (cost $7,744,318)......................................       7,744,318
    U.S. Government Securities Fund II; 758,792 shares (cost $7,582,811).........................       7,656,209
    Utility Fund II; 1,420,364 shares (cost $15,043,602).........................................      16,774,494
 Janus Aspen Series:
    Aggressive Growth Portfolio; 1,729,280 shares (cost $31,007,237).............................      31,542,060
    Balanced Portfolio; 797,173 shares (cost $11,400,361)........................................      11,774,244
    Flexible Income Portfolio; 457,937 shares (cost $5,073,822)..................................       5,147,217
    Growth Portfolio; 1,346,496 shares (cost $19,790,729)........................................      20,884,154
    Short-Term Bond Portfolio; 192,639 shares (cost $1,947,988)..................................       1,920,611
    Worldwide Growth Portfolio; 3,419,377 shares (cost $61,321,568)..............................      66,472,691
  Lexington Emerging Markets Fund; 249,599 shares (cost $2,582,550)..............................       2,515,960
  Lexington Natural Resources Trust; 332,525 shares (cost $4,213,645)............................       4,751,784
 MFS Funds:
    Emerging Growth Series; 679,608 shares (cost $9,083,804).....................................       8,998,008
    Research Series; 516,109 shares (cost $6,571,748)............................................       6,776,512
    Total Return Series; 307,540 shares (cost $4,144,359)........................................       4,216,370
    Value Series; 19,591 shares (cost $207,906)..................................................         208,841
    Worldwide Government Series; 38,555 shares (cost $398,609)...................................         407,913
  Neuberger & Berman Advisers Management Trust - Growth Portfolio; 319,727 shares
    (cost $8,249,239) ...........................................................................       8,242,574
  Scudder Variable Life Investment Fund - International Portfolio; 909,444 shares
    (cost $10,539,678) ..........................................................................      12,050,127


Variable Annuity Account B

Statement of Assets and Liabilities - December 31, 1996 (unaudited and continued):


 TCI Portfolios, Inc.:
    Balanced; 396,732 shares (cost $2,846,031) ..................................................  $    2,991,356
    Growth; 4,332,926 shares (cost $45,957,552) .................................................      44,369,162
    International; 789,697 shares (cost $4,330,759) .............................................       4,706,594
                                                                                                   ---------------
NET ASSETS  (cost $1,726,620,672)................................................................  $1,848,811,724
                                                                                                   ===============


Reserves for annuity contracts in accumulation and payment period (Note 1):
 Aetna Variable Fund:
Annuity contracts in accumulation................................................................    $644,728,031
Annuity contracts in payment period..............................................................      89,732,216
 Aetna Income Shares:
Annuity contracts in accumulation................................................................      66,534,546
Annuity contracts in payment period..............................................................       3,583,489
 Aetna Variable Encore Fund:
Annuity contracts in accumulation................................................................     106,781,998
 Aetna Investment Advisers Fund, Inc.:
Annuity contracts in accumulation................................................................     119,402,212
Annuity contracts in payment period..............................................................       7,942,484
 Aetna GET Fund, Series B:
Annuity contracts in accumulation................................................................      16,333,339
 Aetna GET Fund, Series C:
Annuity contracts in accumulation................................................................       9,281,276
 Aetna Ascent Variable Portfolio:
Annuity contracts in accumulation................................................................       5,638,668
 Aetna Crossroads Variable Portfolio:
Annuity contracts in accumulation................................................................       5,295,700
 Aetna Legacy Variable Portfolio:
Annuity contracts in accumulation................................................................       6,186,987
 Aetna Variable Index Plus Portfolio:
Annuity contracts in accumulation................................................................       1,985,372
 Alger American Funds:
   Alger American Balanced Portfolio:
Annuity contracts in accumulation................................................................       3,777,291
   Alger American Growth Portfolio:
Annuity contracts in accumulation................................................................      43,545,003
   Alger American Income and  Growth Portfolio:
Annuity contracts in accumulation................................................................       6,471,587
   Alger American Leveraged AllCap Portfolio:
Annuity contracts in accumulation................................................................      11,419,728
   Alger American MidCap Growth Portfolio:
Annuity contracts in accumulation................................................................      19,842,727
   Alger American Small Capitalization Portfolio:
Annuity contracts in accumulation................................................................      58,751,429
 Calvert Responsibly Invested Balanced Portfolio:
Annuity contracts in accumulation................................................................         596,637
 Fidelity Investments Variable Insurance Products Funds:
   Equity - Income Portfolio:
Annuity contracts in accumulation................................................................      72,480,497
   Growth Portfolio:
Annuity contracts in accumulation................................................................      57,928,484
   High Income Portfolio:
Annuity contracts in accumulation................................................................      14,709,464
   Overseas Portfolio:
Annuity contracts in accumulation................................................................       9,703,271






Variable Annuity Account B

Statement of Assets and Liabilities - December 31, 1996 (unaudited and continued):


Fidelity Investments Variable Insurance Products Funds II
   Asset Manager Portfolio:
Annuity contracts in accumulation................................................................      $5,931,464
   Contrafund Portfolio:
Annuity contracts in accumulation................................................................      56,538,618
   Index 500 Portfolio:
Annuity contracts in accumulation................................................................      27,380,370
   Investment Grade Bond Portfolio:
Annuity contracts in accumulation................................................................       4,761,677
 Insurance Management Series:
   American Leaders  Fund II:
Annuity contracts in accumulation................................................................      61,127,055
   Growth Strategies Fund II:
Annuity contracts in accumulation................................................................       7,182,178
   High Income Bond Fund II:
Annuity contracts in accumulation................................................................      27,151,137
   International Equity Fund II:
Annuity contracts in accumulation................................................................       5,935,590
   Prime Money Fund II:
Annuity contracts in accumulation................................................................       7,744,318
   U.S. Government Securities Fund II:
Annuity contracts in accumulation................................................................       7,656,209
   Utility Fund II:
Annuity contracts in accumulation................................................................      16,774,494
 Janus Aspen Series:
   Aggressive Growth Portfolio:
Annuity contracts in accumulation................................................................      31,542,060
   Balanced Portfolio:
Annuity contracts in accumulation................................................................      11,774,244
   Flexible Income Portfolio:
Annuity contracts in accumulation................................................................       5,147,217
   Growth Portfolio:
Annuity contracts in accumulation................................................................      20,884,154
   Short-Term Bond Portfolio:
Annuity contracts in accumulation................................................................       1,920,611
   Worldwide Growth Portfolio:
Annuity contracts in accumulation................................................................      66,472,691
 Lexington Emerging Markets Fund:
Annuity contracts in accumulation................................................................       2,515,960
 Lexington Natural Resources Trust:
Annuity contracts in accumulation................................................................       4,751,784
 MFS Funds:
   Emerging Growth Series:
Annuity contracts in accumulation................................................................       8,998,008
   Research Series:
Annuity contracts in accumulation................................................................       6,776,512
   Total Return Series:
Annuity contracts in accumulation................................................................       4,216,370
   Value Series:
Annuity contracts in accumulation................................................................         208,841
   Worldwide Government  Series:
Annuity contracts in accumulation................................................................         407,913
 Neuberger & Berman Advisers
   Management Trust - Growth Portfolio:
Annuity contracts in accumulation................................................................       8,242,574
 Scudder Variable Life Investment Fund - International
   Portfolio:
Annuity contracts in accumulation................................................................      12,050,127



Variable Annuity Account B

Statement of Assets and Liabilities - December 31, 1996 (unaudited and continued):


 TCI Portfolios, Inc.:
   Balanced:
Annuity contracts in accumulation................................................................      $2,991,356
   Growth:
Annuity contracts in accumulation................................................................      44,369,162
   International:
Annuity contracts in accumulation................................................................       4,706,594
                                                                                                   ---------------
                                                                                                   $1,848,811,724
                                                                                                   ===============


See Notes to Financial Statements

Variable Annuity Account B

Statements of Operations and Changes in Net Assets


                                                                                Year Ended December 31,
                                                                        (unaudited)
                                                                            1996                   1995
INVESTMENT INCOME:
Income: (Notes 1 and 3)
   Dividends .......................................................   $  120,367,178         $  112,097,675
Expenses: (Notes 2)
   Valuation Period Deductions .....................................      (17,483,870)           (11,786,592)
                                                                       --------------         --------------
Net investment income ..............................................      102,883,308            100,311,083
                                                                       --------------         --------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1 and 4)
  Proceeds from sales ..............................................      365,025,974            495,934,611
  Cost of investments sold .........................................      347,598,566            463,921,121
                                                                       --------------         --------------
    Net realized gain ..............................................       17,427,408             32,013,490
Net unrealized gain on investments:
  Beginning of year ................................................       28,746,944            (44,356,052)
  End of year ......................................................      122,191,053             28,746,944
                                                                       --------------         --------------
    Net unrealized gain ............................................       93,444,109             73,102,996
                                                                       --------------         --------------
Net realized and unrealized gain on investments ....................      110,871,517            105,116,486
                                                                       --------------         --------------
Net increase in net assets resulting from operations ...............      213,754,825            205,427,569
                                                                       --------------         --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ........................      538,586,667            178,474,387
Sales and administrative charges deducted by the Company ...........          (17,370)               (34,250)
                                                                       --------------         --------------
    Net variable annuity contract purchase payments.................      538,569,297            178,440,137
Transfer from the Company for mortality guarantee adjustments ......          690,779              1,565,140
Transfers from the Company's fixed account options .................       50,549,121              4,144,061
Redemptions by contract holders ....................................      (73,738,526)           (46,390,791)
Annuity Payments ...................................................      (12,108,943)            (9,198,421)
Other ..............................................................          159,467              1,143,373
                                                                       --------------         --------------
    Net increase in net assets from unit transactions ..............      504,121,195            129,703,499
                                                                       --------------         --------------
Change in net assets ...............................................      717,876,020            335,131,068
NET ASSETS:
Beginning of year ..................................................    1,130,935,704            795,804,636
                                                                       --------------         ---------------
End of year ........................................................   $1,848,811,724         $1,130,935,704
                                                                       ==============         ===============

Variable Annuity Account B

Condensed Financial Information - December 31, 1996 (unaudited):

-------------------------------------------------------------------------------------------------------------------------------
                                                                                 Increase/Decrease
                                                       Value at     Value at        in Value of                         Reserves
                                                      Beginning      End of        Accumulation                           End
                                                       of Year        Year              Unit            Units           of Year
-------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:
Non-Qualified 1964                                      $149.975     $184.327          22.91%                 958.7     $176,710
Non-Qualified V                                           13.972       17.173          22.91%          15,372,944.3  263,995,515
Non-Qualified V (0.75)                                    14.935       17.246          15.47%   (1)    14,930,379.5  257,489,863
Non-Qualified VI                                          13.060       16.061          22.98%           2,399,460.6   38,537,273
Non-Qualified VII                                         14.001       17.181          22.71%           4,919,944.5   84,528,670
Annuity contracts in payment period                                                                                   89,732,217
---------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:
Non-Qualified V                                          $12.212      $12.493           2.30%           1,947,629.3   24,330,935
Non-Qualified V (0.75)                                    12.124       12.546           3.48%   (1)     2,206,334.4   27,680,552
Non-Qualified VI                                          11.140       11.403           2.36%              55,543.9      633,377
Non-Qualified VII                                         12.037       12.294           2.14%           1,129,814.1   13,889,682
Annuity contracts in payment period                                                                                    3,583,489
---------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:
Non-Qualified V                                          $11.007      $11.453           4.05%           1,984,269.2   22,726,343
Non-Qualified V (0.75)                                    11.083       11.502           3.78%   (1)     2,421,519.1   27,852,719
Non-Qualified VI                                          10.728       11.170           4.12%              62,753.0      700,921
Non-Qualified VII                                         10.968       11.394           3.89%           4,871,014.9   55,502,015
---------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:
Non-Qualified V                                          $13.803      $15.698          13.73%           3,885,730.0   60,999,048
Non-Qualified V (0.75)                                    14.322       15.765          10.08%   (1)     2,141,188.6   33,756,373
Non-Qualified VI                                          11.589       13.188          13.80%              59,780.7      788,384
Non-Qualified VII                                         13.602       15.445          13.55%           1,544,723.2   23,858,407
Annuity contracts in payment period                                                                                    7,942,484
---------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:
Non-Qualified V                                          $12.849      $15.633          21.67%           1,044,789.3   16,333,339
---------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:
Non-Qualified V                                          $10.000      $10.241           2.41%   (3)       272,598.7    2,791,650
Non-Qualified V (0.75)                                    10.000       10.256           2.56%   (3)       632,781.0    6,489,626
---------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:
Non-Qualified V                                          $10.652      $12.999          22.04%              99,588.6    1,294,577
Non-Qualified V (0.75)                                    11.021       13.055          18.46%   (1)        35,958.8      469,433
Non-Qualified VII                                         10.645       12.970          21.84%             298,739.6    3,874,658
---------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:
Non-Qualified V                                          $10.594      $12.430          17.32%              74,128.2      921,378
Non-Qualified V (0.75)                                    10.892       12.483          14.61%   (1)        26,260.3      327,796
Non-Qualified VII                                         10.587       12.402          17.14%             326,291.7    4,046,526
---------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:
Non-Qualified V                                          $10.443      $11.776          12.76%              25,977.0      305,908
Non-Qualified V (0.75)                                    10.667       11.826          10.87%   (1)         7,509.8       88,814
Non-Qualified VII                                         10.438       11.751          12.58%             492,915.1    5,792,265
---------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:
Non-Qualified V                                          $10.000      $10.924           9.24%   (3)        89,498.3      977,659
Non-Qualified V (0.75)                                    10.000       10.940           9.40%   (3)        72,973.2      798,330
Non-Qualified VII                                         10.000       10.919           9.19%   (3)        19,176.7      209,383
---------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:
Non-Qualified VII                                        $12.588      $13.673           8.62%             276,258.8    3,777,291
---------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Non-Qualified V                                          $10.157      $11.370          11.93%             190,593.0    2,166,955
Non-Qualified V (0.75)                                    11.202       11.418           1.93%   (1)       330,595.4    3,774,778
Non-Qualified VII                                         12.980       14.506          11.75%           2,592,294.1   37,603,270
---------------------------------------------------------------------------------------------------------------------------------
 Income and Growth Portfolio:
Non-Qualified VII                                        $10.660      $12.578          18.00%             514,513.2    6,471,587
---------------------------------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
Non-Qualified VII                                        $12.265      $13.548          10.46%             842,889.8   11,419,728
---------------------------------------------------------------------------------------------------------------------------------
 MidCap Portfolio:
Non-Qualified VII                                        $13.974      $15.417          10.33%           1,287,070.2   19,842,727
---------------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:
Non-Qualified V                                          $13.714      $14.109           2.88%             881,881.1   12,442,465
Non-Qualified V (0.75)                                    14.681       14.169          (3.49%)  (1)       676,931.3    9,591,650
Non-Qualified VII                                         13.295       13.656           2.72%           2,688,730.1   36,717,314
---------------------------------------------------------------------------------------------------------------------------------
 Calvert Responsibily Invested Balanced Portfolio:
Non-Qualified V                                          $13.480      $14.992          11.22%               6,302.6       94,490
Non-Qualified V (0.75)                                    14.071       15.056           7.00%   (1)        33,351.7      502,147
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
Non-Qualified V                                          $11.054      $12.475          12.86%             208,072.0    2,595,785
Non-Qualified V (0.75)                                    11.620       12.529           7.82%   (1)       544,656.8    6,823,834
Non-Qualified VII                                         13.324       15.013          12.68%           4,200,500.7   63,060,878
---------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

Condensed Financial Information - December 31, 1996 (unaudited and continued):

-------------------------------------------------------------------------------------------------------------------------------
                                                                                 Increase/Decrease
                                                       Value at     Value at        in Value of                        Reserves
                                                      Beginning      End of        Accumulation                          End
                                                       of Year        Year             Unit             Units          of Year
-------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Non-Qualified V                                          $10.066      $11.402          13.27%             199,719.7   $2,277,203
Non-Qualified V (0.75)                                    10.828       11.451           5.75%   (1)       379,385.4    4,344,231
Non-Qualified VII                                         13.913       15.734          13.09%           3,260,854.6   51,307,050
----------------------------------------------------------------------------------------------------------------------------------
 High Income Portfolio:
Non-Qualified VII                                        $10.701      $12.031          12.43%           1,222,579.8   14,709,464
----------------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
Non-Qualified V                                          $10.052      $11.238          11.80%              38,993.7      438,218
Non-Qualified V (0.75)                                    10.376       11.286           8.77%   (1)        70,270.5      793,085
Non-Qualified VII                                         11.143       12.439          11.62%             681,093.7    8,471,968
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
Insurance Products Fund II:
 Asset Manager Portfolio:
Non-Qualified VII                                        $11.664      $13.180          12.99%             450,050.8    5,931,464
----------------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
Non-Qualified V                                          $10.468      $12.540          19.79%             273,189.3    3,425,731
Non-Qualified V (0.75)                                    10.715       12.593          17.53%   (1)       569,561.4    7,172,658
Non-Qualified VII                                         11.658       13.943          19.60%           3,294,963.8   45,940,229
----------------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
Non-Qualified VII                                        $11.336      $13.728          21.10%           1,994,555.6   27,380,370
----------------------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
Non-Qualified VII                                        $10.600      $10.784           1.73%             441,549.3    4,761,677
----------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series:
 American Leaders Fund II:
Non-Qualified VII                                        $12.971      $15.548          19.87%           3,931,612.6   61,127,055
----------------------------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
Non-Qualified VII                                        $10.277      $12.596          22.57%             570,181.6    7,182,178
----------------------------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
Non-Qualified VII                                        $11.640      $13.119          12.71%           2,069,632.8   27,151,137
----------------------------------------------------------------------------------------------------------------------------------
 International Equity Fund II:
Non-Qualified VII                                        $10.255      $10.952           6.80%             541,970.0    5,935,590
----------------------------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
Non-Qualified VII                                        $10.406      $10.748           3.29%             720,520.8    7,744,318
----------------------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities II:
Non-Qualified VII                                        $10.804      $11.099           2.74%             689,789.0    7,656,209
----------------------------------------------------------------------------------------------------------------------------------
 Utility Fund II:
Non-Qualified VII                                        $12.095      $13.303           9.99%           1,260,915.0   16,774,494
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
Non-Qualified V                                          $12.992      $13.850           6.60%             590,903.6    8,184,081
Non-Qualified V (0.75)                                    13.415       13.909           3.68%   (1)       433,363.3    6,027,779
Non-Qualified VII                                         13.040       13.879           6.43%           1,248,668.8   17,330,200
----------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
Non-Qualified V                                          $10.835      $12.431          14.73%              74,184.4      922,218
Non-Qualified V (0.75)                                    11.271       12.484          10.76%   (1)       111,525.4    1,392,338
Non-Qualified VII                                         12.104       13.865          14.55%             682,295.5    9,459,688
----------------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
Non-Qualified V                                          $12.094      $13.040           7.83%              96,128.4    1,253,556
Non-Qualified V (0.75)                                    12.081       13.096           8.40%   (1)        73,340.0      960,469
Non-Qualified VII                                         12.071       12.995           7.66%             225,717.0    2,933,192
----------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Non-Qualified V                                          $10.870      $12.716          16.98%             132,464.8    1,684,382
Non-Qualified V (0.75)                                    11.810       12.770           8.13%   (1)       144,443.1    1,844,539
Non-Qualified VII                                         12.975       15.153          16.79%           1,145,305.4   17,355,233
----------------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:
Non-Qualified V                                          $10.325      $10.602           2.68%              10,382.3      110,077
Non-Qualified V (0.75)                                    10.367       10.648           2.71%   (1)        14,326.0      152,537
Non-Qualified VII                                         10.765       11.036           2.52%             150,230.3    1,657,997
----------------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
Non-Qualified V                                          $10.893      $13.880          27.43%             520,275.1    7,221,661
Non-Qualified V (0.75)                                    11.603       13.940          20.14%   (1)       803,488.2   11,200,388
Non-Qualified VII                                         12.341       15.701          27.22%           3,060,431.5   48,050,642
----------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Non-Qualified VII                                         $9.277       $9.829           5.95%             255,963.0    2,515,960
----------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Non-Qualified V                                          $10.479      $13.132          25.31%             115,869.1    1,521,556
Non-Qualified V (0.75)                                    11.089       13.188          18.93%   (1)        73,698.7      971,918
Non-Qualified VII                                         10.436       13.056          25.11%             172,966.0    2,258,310
----------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

Condensed Financial Information - December 31, 1996 (unaudited and continued):

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 Increase/Decrease
                                                   Value at         Value at        in Value of                           Reserves
                                                  Beginning          End of        Accumulation                              End
                                                   of Year            Year              Unit               Units           of Year
-----------------------------------------------------------------------------------------------------------------------------------
MFS Funds:
 Emerging Growth Series:
Non-Qualified VII                                 $10.000          $10.074            0.74%   (2)         893,166.3     $8,998,008
-----------------------------------------------------------------------------------------------------------------------------------
 Research Series:
Non-Qualified VII                                 $10.000          $10.970            9.70%   (2)         617,709.0     $6,776,512
-----------------------------------------------------------------------------------------------------------------------------------
 Total Return Series:
Non-Qualified VII                                 $10.000          $10.894            8.94%   (2)         387,018.9      4,216,370
-----------------------------------------------------------------------------------------------------------------------------------
 Value Series:
Non-Qualified VII                                 $10.000          $10.334            3.34%   (4)          20,208.3        208,841
-----------------------------------------------------------------------------------------------------------------------------------
 World Government Series:
Non-Qualified VII                                 $10.000          $10.471            4.71%   (2)          38,958.0        407,913
-----------------------------------------------------------------------------------------------------------------------------------
 Neuberger & Berman Advisers Management Trust -
 Growth Portfolio:
Non-Qualified V                                   $15.871          $17.105            7.78%               320,077.9      5,474,935
Non-Qualified V (0.75)                             16.918           17.178            1.54%   (1)         161,114.4      2,767,639
-----------------------------------------------------------------------------------------------------------------------------------
 Scudder Variable Life Investment Fund -
 International Portfolio:
Non-Qualified V                                   $14.674          $16.633           13.35%               472,098.7      7,852,462
Non-Qualified V (0.75)                             15.154           16.704           10.23%   (1)         251,295.2      4,197,665
-----------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.:
 Balanced Fund:
Non-Qualified VII                                 $12.124          $13.410           10.61%               223,072.5      2,991,356
-----------------------------------------------------------------------------------------------------------------------------------
 Growth Fund:
Non-Qualified V                                   $14.091          $13.298           (5.63%)            1,337,305.7     17,783,783
Non-Qualified V (0.75)                             14.682           13.355           (9.04%)  (1)         761,722.5     10,172,878
Non-Qualified VI                                   11.884           11.222           (5.57%)               32,175.3        361,070
Non-Qualified VII                                  14.021           13.211           (5.78%)            1,214,961.2     16,051,431
-----------------------------------------------------------------------------------------------------------------------------------
 International:
Non-Qualified VII                                 $10.446          $11.782           12.80%               399,464.0      4,706,594
-----------------------------------------------------------------------------------------------------------------------------------


Non-Qualified 1964 - Individual contracts issued from December 1, 1964 to
                     March 14, 1967.

Non-Qualified V -    Group Aetna Plus contracts issued in connection with
                     Deferred Compensation Plans issued since August 28, 1992.

Non-Qualified VI -   Certain existing contract that were converted to ACES
                     adminstrative system (previously valued under Non-Qualified
                     I).

Non-Qualified VII -  Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts issued since May 4, 1994.


Notes to Condensed Financial Information


(1) - Reflects less than a full year of performance activity. Funds were first received in this option during February 1996.

(2) - Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established at $10.000 during May 1996 when the fund became available under the option.

(3) - Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established at $10.000 during September 1996 when the fund became available under the option.

(4) - Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established at $10.000 during October 1996 when the fund became available under the option.

See Notes to Financial Statements.

Variable Annuity Account B


Notes to Financial Statements - December 31, 1996 (unaudited):


1.  Summary of Significant Accounting Policies

     Variable Annuity Account B ("Account") is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

     a.  Valuation of Investments
     Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1996:


       Aetna Variable Fund                                           Federated Insurance Series:
       Aetna Income Shares                                        (bullet) American Leaders Fund II
       Aetna Variable Encore Fund                                 (bullet) Growth Strategies Fund II
       Aetna Investment Advisers Fund, Inc.                       (bullet) High Income Bond Fund II
       Aetna GET Fund, Series B                                   (bullet) International Equity Fund II
       Aetna GET Fund, Series C                                   (bullet) Prime Money Fund II
       Aetna Ascent Variable Portfolio                            (bullet) U.S. Government Securities II
       Aetna Crossroads Variable Portfolio                        (bullet) Utility Fund II
       Aetna Legacy Variable Portfolio                               Janus Aspen Series:
       Aetna Variable Index Plus Portfolio                        (bullet) Aggressive Growth Portfolio
       Alger American Funds:                                      (bullet) Balanced Portfolio
    (bullet) Balanced Portfolio                                   (bullet) Flexible Income Portfolio
    (bullet) Growth Portfolio                                     (bullet) Growth Portfolio
    (bullet) Income and Growth Portfolio                          (bullet) Short-Term Bond Portfolio
    (bullet) Leveraged AllCap Portfolio                           (bullet) Worldwide Growth Portfolio
    (bullet) MidCap Growth Portfolio                                 Lexington Funds:
    (bullet) Small Capitalization Portfolio                       (bullet) Emerging Markets Fund
       Calvert Responsibily Invested Balanced Portfolio           (bullet) Natural  Resources Trust Fund
       Fidelity Investments Variable Insurance Products Fund:        MFS Funds:
    (bullet) Equity-Income Portfolio                              (bullet) Emerging Growth Series
    (bullet) Growth Portfolio                                     (bullet) Research Series
    (bullet) High Income Portfolio                                (bullet) Total Return Series
    (bullet) Overseas Portfolio                                   (bullet) Value Series
       Fidelity Investments Variable Insurance Products Fund II:  (bullet) World Government Series
    (bullet) Asset Manager Portfolio                                 Neuberger & Berman Advisers Management Trust
    (bullet) Contrafund Portfolio                                 (bullet) Growth Portfolio
    (bullet) Index 500 Portfolio                                     Scudder Variable Life Investment Fund
    (bullet) Investment Grade Bond Portfolio                      (bullet) International Portfolio
                                                                     TCI Portfolios, Inc.:
                                                                  (bullet) Balanced Fund
                                                                  (bullet) Growth Fund
                                                                  (bullet) International

Variable Annuity Account B

Notes to Financial Statements - December 31, 1996 (unaudited and continued):


     b.  Other
     Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

     c.  Federal Income Taxes
     The operations of the Account form a part of, and are taxed with, the total operations of Aetna Life Insurance and Annuity Company ("Company") which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

     d.  Annuity Reserves
     Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.   Valuation Period Deductions

     Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.   Dividend Income

     On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income and accumulated net realized gain on investments is included in net unrealized gain in the Statement of Operations.

4.   Purchases and Sales of Investments

     The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1996 and December 31, 1995 aggregated $972,030,477 and $365,025,974; $725,949,193 and
     $495,934,611, respectively.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                        Consolidated Statements of Income
                                   (millions)

                                                         9 Months Ended September 30,
                                                         ----------------------------
                                                             1996            1995
                                                          (unaudited)     (unaudited)
                                                             ----            ----
Revenue:
  Premiums                                                    $46.4           $94.8
  Charges assessed against policyholders                      289.3           231.1
  Net investment income                                       771.8           732.0
  Net realized capital gains                                   17.2            19.3
  Other income                                                 34.6            30.0
                                                           --------        --------
        Total revenue                                       1,159.3         1,107.2

Benefits and expenses:
  Current and future benefits                                 665.6           663.5
  Operating expenses                                          264.1           232.4
  Amortization of deferred policy acquisition costs            46.6            31.4
  Severance and facilities charges                             61.3               -
                                                           --------        --------
       Total benefits and expenses                          1,037.6           927.3

Income before income taxes                                    121.7           179.9

Income taxes                                                   31.5            58.8
                                                           --------        --------

Net income                                                    $90.2          $121.1
                                                           ========        ========


See Condensed Notes to Consolidated Financial Statements.


                                       (3)

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                           Consolidated Balance Sheets
                          (millions, except share data)

                                                                    September 30,      December 31,
Assets                                                                  1996              1995
                                                                     (unaudited)       (unaudited)
                                                                    ------------       -----------
Investments:
  Debt securities, available for sale:
    (amortized cost:  $12,367.3 and $11,923.7)                        $12,573.0           $12,720.8
  Equity securities, available for sale:
    Non-redeemable preferred stock (cost:  $79.3 and $51.3)                86.6                57.6
    Investment in affiliated mutual funds (cost:  $112.9 and $173.4)      135.4               191.8
    Common stock (cost:  $0.0 and $6.9)                                     0.3                 8.2
  Short-term investments                                                   29.1                15.1
  Mortgage loans                                                           13.0                21.2
  Policy loans                                                            368.1               338.6
                                                                     ----------          ----------
       Total investments                                               13,205.5            13,353.3

Cash and cash equivalents                                                 422.0               568.8
Accrued investment income                                                 188.5               175.5
Premiums due and other receivables                                        159.1                37.3
Deferred policy acquisition costs                                       1,468.5             1,341.3
Reinsurance loan to affiliate                                             633.4               655.5
Other assets                                                               19.3                26.2
Separate Accounts assets                                               14,010.7            10,987.0
                                                                     ----------          ----------

       Total assets                                                   $30,107.0           $27,144.9
                                                                     ==========          ==========

Liabilities and Shareholder's Equity

Liabilities:
  Future policy benefits                                               $3,584.3            $3,594.6
  Unpaid claims and claim expenses                                         28.3                27.2
  Policyholders' funds left with the Company                           10,413.8            10,500.1
                                                                     ----------          ----------
       Total insurance reserve liabilities                             14,026.4            14,121.9
  Other liabilities                                                       375.1               259.2
  Income taxes:
    Current                                                                16.6                24.2
    Deferred                                                               99.9               169.6
  Separate Accounts liabilities                                        14,010.7            10,987.0
                                                                     ----------          ----------
       Total liabilities                                               28,528.7            25,561.9
                                                                     ----------          ----------

Shareholder's equity:
  Common stock, par value $50 (100,000 shares
   authorized; 55,000 shares issued and outstanding)                        2.8                 2.8
  Paid-in capital                                                         407.6               407.6
  Net unrealized capital gains                                             39.1               132.5
  Retained earnings                                                     1,128.8             1,040.1
                                                                     ----------          ----------
       Total shareholder's equity                                       1,578.3             1,583.0
                                                                     ----------          ----------

         Total liabilities and shareholder's equity                   $30,107.0           $27,144.9
                                                                     ==========          ==========

See Condensed Notes to Consolidated Financial Statements.


                                       (4)

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)


                                                    9 Months Ended September 30,
                                                    ----------------------------
                                                       1996             1995
                                                    (unaudited)      (unaudited)
                                                    -----------      -----------

Shareholder's equity, beginning of period            $1,583.0        $1,088.5

Net change in unrealized capital gains and losses       (93.4)          300.2

Net income                                               90.2           121.1

Common stock dividends declared                          (1.5)              -
                                                   ----------      ----------

Shareholder's equity, end of period                  $1,578.3        $1,509.8
                                                   ==========      ==========



See Condensed Notes to Consolidated Financial Statements.


                                       (5)

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                      Consolidated Statements of Cash Flows
                                   (millions)

                                                                    9 Months Ended September 30,
                                                                    ----------------------------
                                                                         1996          1995
                                                                      (unaudited)   (unaudited)
                                                                      -----------   ------------
Cash Flows from Operating Activities:
        Net income                                                        $90.2         $121.1
        Adjustments to reconcile net income to net cash
         provided by operating activities:
        Increase in accrued investment income                             (13.0)         (29.6)
        (Increase) decrease in premiums due and other receivables          (2.3)          28.1
        Increase in policy loans                                          (29.5)         (57.0)
        Increase in deferred policy acquisition costs                    (127.2)        (137.9)
        Decrease in reinsurance loan to affiliate                          22.1           30.9
        Net increase in universal life account balances                   172.5          164.0
        (Decrease) increase in other insurance reserve liabilities       (125.2)          10.6
        Net increase in other liabilities and other assets                130.0            9.6
        Decrease in income taxes                                          (26.7)          (3.6)
        Net accretion of discount on investments                          (51.1)         (48.9)
        Net realized capital gains                                        (17.2)         (19.3)
                                                                     ----------     ----------
           Net cash provided by operating activities                       22.6           68.0
                                                                     ----------     ----------

Cash Flows from Investing Activities:
        Proceeds from sales of:
          Debt securities available for sale                            3,830.6        3,271.9
          Equity securities                                               114.5          130.5
          Mortgage loans                                                    8.6            4.3
        Investment maturities and collections of:
         Debt securities available for sale                               681.8          420.7
         Short-term investments                                            21.5           95.6
        Cost of investment purchases in:
         Debt securities available for sale                            (4,996.5)      (4,581.6)
         Equity securities                                                (63.7)        (170.2)
         Short-term investments                                           (35.5)         (14.2)
        Other, net                                                         (9.1)             -
                                                                     ----------     ----------
           Net cash used for investing activities                        (447.8)        (843.0)
                                                                     ----------     ----------

Cash Flows from Financing Activities:
        Deposits and interest credited for investment contracts         1,140.6        1,461.9
        Withdrawals of investment contracts                              (860.7)        (803.8)
        Dividends paid to shareholder                                      (1.5)             -
                                                                     ----------     ----------
          Net cash provided by financing activities                       278.4          658.1
                                                                     ----------     ----------

Net decrease in cash and cash equivalents                                (146.8)        (116.9)
Cash and cash equivalents, beginning of period                            568.8          623.3
                                                                     ----------     ----------

Cash and cash equivalents, end of period                                 $422.0         $506.4
                                                                     ==========     ==========

Supplemental cash flow information:
    Income taxes paid, net                                                $60.3          $62.4
                                                                     ==========     ==========


See Condensed Notes to Consolidated Financial Statements.


                                       (6)

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

              Condensed Notes to Consolidated Financial Statements
                                (unaudited)

 1. Basis of Presentation
    ---------------------

    The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly-owned subsidiaries, Aetna Insurance Company of America and Aetna Private Capital, Inc. (collectively, the "Company"). Aetna Life Insurance and Annuity Company is a wholly-owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly-owned subsidiary of Aetna Retirement Services, Inc., which is a wholly-owned subsidiary of Aetna Services, Inc. ("Aetna") (formerly Aetna Life and Casualty Company). Aetna is a wholly-owned subsidiary of Aetna Inc.

    These consolidated financial statements have been prepared in accordance with generally accepted accounting principles and are unaudited. Certain reclassifications have been made to 1995 financial information to conform to the 1996 presentation. These interim statements necessarily rely heavily on estimates, including assumptions as to annualized tax rates. In the opinion of management, all adjustments necessary for a fair statement of results for the interim periods have been made. All such adjustments are of a normal, recurring nature. The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes as presented in the Company's 1995 Annual Report on Form 10-K as filed with the Securities and Exchange Commission on March 29, 1996. Certain financial information that is normally included in annual financial statements prepared in accordance with generally accepted accounting principles, but that is not required for interim reporting purposes, has been condensed or omitted.

 2. Future Application of Accounting Standards
    ------------------------------------------

    Financial Accounting Standard ("FAS") No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996. This statement provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities. Transactions covered by this statement would include securitizations, sales of partial interests in assets, repurchase agreements and securities lending. This statement requires that after a transfer of financial assets, an entity would recognize on the balance sheet any assets it controls and liabilities it has incurred. Similarly, an entity would remove assets or liabilities from its balance sheet when control of the assets has been surrendered or the liabilities satisfied.

    This statement is effective for 1997 financial statements and early adoption or retroactive application of this statement is not permitted. The Company does not expect the adoption of this statement will have a material effect on its financial position or results of operations.


                                       (7)

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

        Condensed Notes to Consolidated Financial Statements (unaudited)
                                   (Continued)

 3. Severance and Facilities Charges
    --------------------------------

    In the third quarter of 1996, the Company recorded a $30.7 million after tax ($47.3 million pretax) severance and facilities charge primarily related to actions taken or expected to be taken to improve its cost structure relative to its competitors. The severance portion of the charge is based on a plan to eliminate 702 positions (primarily customer service, sales and information technology support staff). The facilities portion of the charge is based on a plan to consolidate sales/service field offices.

    In addition to the above charge, Aetna recorded a facilities and severance charge in the second quarter of 1996, primarily as a result of actions taken or expected to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations. The cost allocated to the Company associated with this charge was $9.1 million after tax ($14.0 million pretax).

    Severance and facilities charges for the nine months ended September 30, 1996 included the following (pretax):

                                                Vacated
                                      Asset      Leased              Corporate
(Millions)               Severance  Write-Off   Property    Other    Allocation   Total
----------------------------------------------------------------------------------------
Financial Services       $  29.1    $   1.0    $   1.3    $   1.7    $     -     $  33.1
Life Insurance              12.5        0.4        0.5        0.8          -        14.2
Corporate Allocation           -          -          -          -       14.0        14.0
                      ------------------------------------------------------------------
   Total Company         $  41.6    $   1.4    $   1.8    $   2.5    $  14.0     $  61.3
-----------------------------------------------------------------------------------------


The activity for the nine months ended September 30, 1996 within the severance and facilities reserve (pretax, in millions) and the number of positions eliminated related to such actions were as follows:

                                    Reserve             Positions
-------------------------------------------------------------------
Beginning of period                 $     -                     -
Severance and facilities charges       47.3                   702
Corporate Allocation                   14.0                     -
Actions taken                          (5.9) (1)              (68)
-------------------------------------------------------------------
   End of period                    $  55.4                   634
-------------------------------------------------------------------

(1) Includes $3.6 million of severance related actions and $2.3 million of corporate allocation related actions.


Termination of the remaining employees, under the announced actions, and the vacating of the leased office space are expected to be substantially completed within 15 months.


                                       (8)

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

        Condensed Notes to Consolidated Financial Statements (unaudited)
                                   (Continued)

 4. Dividends
    ---------

    The Company paid $1.5 million in cash dividends to HOLDCO in the second quarter of 1996. No dividends were paid in the third quarter of 1996.

 5. Off-Balance-Sheet and Other Financial Instruments
    -------------------------------------------------

    The Company engages in hedging activities to manage interest rate and price risks. Such hedging activities have principally consisted of using futures and forward contracts and interest rate swap agreements.

    At September 30, 1996, the Company had stock index futures with a notional amount of $139.2 million and a carrying value of ($9.1) million which approximated fair value. In addition, at September 30, 1996, the Company had commitments to purchase investments for $2.3 million, the fair market value of which is $2.5 million.

 6. Related Party Transactions
    --------------------------

    The Company acts as an investment adviser for its affiliated mutual funds. Since August 1996, Aeltus Investment Management, Inc. ("Aeltus"), a wholly-owned subsidiary of HOLDCO and an affiliate of the Company, has been acting as Subadvisor of all affiliated mutual funds and of most of the General Account assets.

    Fees paid by the Company to Aeltus, on an annual basis, range from .06% to .55% of the average daily net assets under management. For both the three and nine months ended September 30, 1996, the Company paid $6.0 million in such fees.

 7. Litigation
    ----------

    The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.


                                       (9)

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account B:
                  - Independent Auditors' Report
                  - Statement of Assets and Liabilities as of December 31, 1995
                  - Statement of Operations for the year ended December 31, 1995
                  - Statements of Changes in Net Assets for the years ended
                    December 31, 1995 and 1994
                  - Notes to Financial Statements
                  - Unaudited Statement of Assets and Liabilities as of December
                    31, 1996
                  - Unaudited Statements of Operations and Changes in Net Assets
                    for the years ended December 31, 1996 and 1995
                  - Notes to Financial Statements
                  Financial Statements of the Depositor:
                  - Independent Auditors' Report
                  - Consolidated Statements of Income for the years ended
                    December 31, 1995, 1994 and 1993
                  - Consolidated Balance Sheets as of December 31, 1995 and 1994
                  - Consolidated Statements of Changes in Shareholder's
                    Equity for the years ended December 31, 1995, 1994 and 1993
                  - Consolidated Statements of Cash Flows for the years ended
                    December 31, 1995, 1994 and 1993
                  - Notes to Consolidated Financial Statements
                  - Unaudited Consolidated Statements of Income for the
                    nine-month period ended September 30, 1996 and 1995
                  - Unaudited Consolidated Balance Sheets as of
                    September 30, 1996 and December 31, 1995
                  - Unaudited Consolidated Statements of Changes in
                    Shareholder's Equity for the nine-month period ended September 30, 1996 and 1995
                  - Unaudited Consolidated Statements of Cash Flows for the
                    nine-month period ended September 30, 1996 and 1995
                  - Condensed Notes to Consolidated Financial Statements

(b)  Exhibits

         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account B(1)
         (2)      Not applicable
         (3.1)    Form of Selling Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(3)
         (3.3)    Form of Federated Broker Dealer Agreement (9/2/94)(4)
         (4.1)    Form of Variable Annuity Contracts and Certificates
                  (G-CDA-IC(NQ), G-CDA-IC(IR), I-CDA-IC(NQ/MP), I-CDA-IC(IR/MP),
                  GMCC-IC(NQ) and GMCC-IC(IR))(5)
         (4.2)    Form of Variable Annuity Contracts and Certificates
                  (G-CDA-IC(IR/NY), GMCC-IC(IR-NY), G-CDA-IC(NQ/NY) and
                  GMCC-IC(NQ/NY))(6)
         (5)      Form of Variable Annuity Contract Application (300-MAR-IB and
                  710.6.13)(5)
         (6.1)    Certificate of Incorporation and By-Laws of Aetna Life
                  Insurance and Annuity Company(7)
         (6.2)    Amendment of Certificate of Incorporation of Aetna Life
                  Insurance and Annuity Company(8)
         (7)      Not applicable
         (8.1)    Fund Participation Agreement (Amended and Restated) between
                  Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated as of March 31, 1995(3)
         (8.2)    Form of Fund Participation Agreement by and among Aetna Life
                  Insurance and Annuity Company, Insurance Management Series and
                  Federated Advisors (12/12/94)(9)
         (8.3)    Fund Participation Agreements between Aetna Life Insurance and
                  Annuity Company Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1996, May 1, 1995, January 1,
                  1996 and March 1, 1996(8)
         (8.4)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company Variable Insurance Products Fund II and
                  Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995,
                  January 1, 1996 and March 1, 1996(8)
         (8.5)    Service Agreement between Aetna Life Insurance and Annuity
                  Company and Fidelity Investments Institutional Operations
                  Company dated as of November 1, 1995(10)
         (8.6)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Janus Aspen Series dated April 19, 1994, and amended March 1, 1996(3)
         (8.7)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Lexington Management Corporation regarding
                  Natural Resources Trust dated December 1, 1988 and amended
                  February 11, 1991(3)

         (8.8)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Lexington Emerging Markets Fund, Inc. and
                  Lexington Management Corporation (its investment advisor)
                  dated April 28, 1994(2)
         (8.9)    Form of Fund Participation Agreement among MFS Variable
                  Insurance Trust, Aetna Life Insurance and Annuity Company and
                  Massachusetts Financial Services Company(2)
         (8.10)   First Amendment dated September 3,1996 to Fund Participation
                  Agreement among MFS Variable Insurance Trust, Aetna Life
                  Insurance and Annuity Company and Massachusetts Financial
                  Services Company(11)
         (8.11)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Investors Research Corporation and TCI
                  Portfolios, Inc. dated July 29, 1992 and amended December 22,
                  1992 and June 1, 1994(3)
         (8.12)   Form of Administrative Service Agreement between Aetna Life
                  Insurance and Annuity Company and Agency, Inc.(2)
         (9)      Opinion of Counsel(12)
         (10.1)   Consent of Independent Auditors
         (10.2)   Consent of Counsel
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(11)
         (14)     Not applicable
         (15.1)   Powers of Attorney(8)
         (15.2)   Authorization for Signatures(3)
         (27)     Financial Data Schedule

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 22, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-79122), as filed electronically on August 16, 1995.
5. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 19, 1994.
6. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-87932), as filed electronically on September 18, 1996.
7. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996.
8. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997.

9. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-79122), as filed on September 15, 1994.
10. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996.
11. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 16, 1996.
12. Incorporated by reference to Registrant's 24f-2 Notice for fiscal year ended December 31, 1995, as filed electronically on February 29, 1996.

Item 25. Directors and Officers of the Depositor
------------------------------------------------

Name and Principal
Business Address*            Positions and Offices with Depositor
-----------------            ------------------------------------

Daniel P. Kearney            Director and President

Timothy A. Holt              Director, Senior Vice President and Chief
                             Financial Officer

Christopher J. Burns         Director and Senior Vice President

Laura R. Estes               Director and Senior Vice President

Gail P. Johnson              Director and Vice President

John Y. Kim                  Director and Senior Vice President

Shaun P. Mathews             Director and Vice President

Glen Salow                   Director and Vice President

Creed R. Terry               Director and Vice President

Deborah Koltenuk             Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven         Vice President and Chief Compliance Officer

Kirk P. Wickman              Vice President, General Counsel and Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or
----------------------------------------------------------------------------
Registrant
----------

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997.

Item 27. Number of Contract Owners
----------------------------------

     As of December 31, 1996, there were 47,053 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification
------------------------

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter
------------------------------

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter and investment adviser for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Series Fund, Inc., Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all registered management investment companies under the 1940 Act). Additionally, ALIAC acts as the principal underwriter and depositor for Variable Life Account B and Variable Annuity Accounts C and G (separate accounts of ALIAC registered as unit investment trusts under the 1940 Act). ALIAC is also the principal underwriter for Variable Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust under the 1940
         Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1996:

    (1)                      (2)                      (3)                   (4)                  (5)


Name of                 Net Underwriting          Compensation on
Principal               Discounts and             Redemption or          Brokerage
Underwriter             Commissions               Annuitization          Commissions        Compensation*
-----------             -----------               -------------          -----------        -------------
Aetna Life                                          $288,029                                 $17,661,810
Insurance and
Annuity
Company



* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records
-----------------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services
----------------------------

     Not applicable

Item 32. Undertakings
---------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) [paragraph symbol] 78,904 at 78,523 (November 22, 1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 25 to its Registration Statement on Form N-4 (File No. 33-34370) and has duly caused this Post-Effective Amendment No. 25 to its Registration Statement on Form N-4 (File No. 33-34370) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 12th day of February, 1997.

                                      VARIABLE ANNUITY ACCOUNT B OF AETNA
                                      LIFE INSURANCE AND ANNUITY COMPANY
                                         (Registrant)

                               By:    AETNA LIFE INSURANCE AND ANNUITY
                                      COMPANY
                                         (Depositor)

                               By:     Daniel P. Kearney*
                                      -------------------------------------
                                       Daniel P. Kearney
                                       President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 33-34370) has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                                                         Date
---------                             -----                                                         ----

Daniel P. Kearney*                     Director and President                                        )
------------------------------------   (principal executive officer)                                 )
Daniel P. Kearney                                                                                    )
                                                                                                     )
Timothy A. Holt*                       Director, Senior Vice President and Chief                     )
------------------------------------   Financial Officer                                             )
Timothy A. Holt                                                                                      )
                                                                                                     )
Christopher J. Burns*                  Director                                                      )   February
------------------------------------                                                                 )
Christopher J. Burns                                                                                 )   12, 1997
                                                                                                     )
Laura R. Estes*                        Director                                                      )
------------------------------------                                                                 )
Laura R. Estes                                                                                       )
                                                                                                     )
Gail P. Johnson*                       Director                                                      )
------------------------------------                                                                 )
Gail P. Johnson                                                                                      )





                                                                                                     )
John Y. Kim*                           Director                                                      )
------------------------------------
John Y. Kim                                                                                          )
                                                                                                     )
Shaun P. Mathews*                      Director                                                      )
------------------------------------
Shaun P. Mathews                                                                                     )
                                                                                                     )
Glen Salow*                            Director                                                      )
------------------------------------
Glen Salow                                                                                           )
                                                                                                     )
Creed R. Terry*                        Director                                                      )
------------------------------------
Creed R. Terry                                                                                       )
                                                                                                     )
Deborah Koltenuk*                     Vice President and Treasurer, Corporate Controller             )
------------------------------------
Deborah Koltenuk                                                                                     )

By: /s/Julie E. Rockmore
    -------------------------------------------------------------
    *Julie E. Rockmore
    Attorney-in-Fact


                                            VARIABLE ANNUITY ACCOUNT B
                                                   EXHIBIT INDEX

Exhibit No.            Exhibit                                                                             Page
-----------            ------                                                                              ----

99-B.1                 Resolution of the Board of Directors of Aetna Life Insurance and Annuity              *
                       Company establishing Variable Annuity Account B

99-B.3.1               Form of Selling Agreement                                                             *

99-B.3.2               Alternative Form of Wholesaling Agreement and Related Selling Agreement               *

99-B.3.3               Form of Federated Broker Dealer Agreement (9/2/94)                                    *

99-B.4.1               Form of Variable Annuity Contracts and Certificates (G-CDA-IC(NQ),                    *
                       G-CDA-IC(IR), I-CDA-IC(NQ/MP), I-CDA-IC(IR/MP), GMCC-IC(NQ) and GMCC-IC(IR))

99-B.4.2               Form of Variable Annuity Contracts and Certificates                                   *
                       (G-CDA-IC(IR/NY), GMCC-IC(IR-NY), G-CDA-IC(NQ/NY) and GMCC-IC(NQ/NY))

99-B.5                 Form of Variable Annuity Contract Applications                                        *

99-B.6.1               Certificate of Incorporation and By-Laws of Depositor                                 *

99-B.6.2               Amendment of Certificate of Incorporation of Depositor                                *

99-B.8.1               Fund Participation Agreement (Amended and Restated) between Aetna Life                *
                       Insurance and Annuity Company, Alger American Fund and Fred Alger
                       Management, Inc. dated March 31, 1995

99-B.8.2               Form of Fund Participation Agreement by and among Aetna Life Insurance and            *
                       Annuity Company, Insurance Management Series and Federated Advisors
                       (12/12/94)

99-B.8.3               Fund Participation Agreements between Aetna Life                                      *
                       Insurance and Annuity Company Variable Insurance
                       Products Fund and Fidelity Distributors Corporation dated
                       February 1, 1994 and amended on December 15, 1994,
                       February 1, 1996, May 1, 1995, January 1, 1996 and March
                       1, 1996

*Incorporated by reference







Exhibit No.            Exhibit                                                                             Page
-----------            ------                                                                              ----

99-B.8.4               Fund Participation Agreement between Aetna Life Insurance                             *
                       and Annuity Company Variable Insurance Products Fund II
                       and Fidelity Distributors Corporation dated February 1,
                       1994 and amended on December 15, 1994, February 1, 1996,
                       May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.5               Service Agreement between Aetna Life Insurance and Annuity Company and                *
                       Fidelity Investments Institutional Operations Company dated as of November
                       1, 1995

99-B.8.6               Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                       Company and Janus Aspen Series dated April 19, 1994, and amended March 1,
                       1996

99-B.8.7               Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                       Company and Lexington Management Corporation regarding Natural Resources
                       Trust dated December 1, 1988 and amended February 11, 1991

99-B.8.8               Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                       Company, Lexington Emerging Markets Fund, Inc. and Lexington Management
                       Corporation (its investment advisor) dated April 28, 1994

99-B.8.9               Form of Fund Participation Agreement among MFS Variable Insurance Trust,              *
                       Aetna Life Insurance and Annuity Company and Massachusetts Financial
                       Services Company

99-B.8.10              First Amendment dated September 3,1996 to Fund Participation Agreement among          *
                       MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and
                       Massachusetts Financial Services Company

99-B.8.11              Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                       Company, Investors Research Corporation and TCI Portfolios, Inc. dated July
                       29, 1992 and amended December 22, 1992 and June 1, 1994

99-B.8.12              Form of Administrative Service Agreement between Aetna Life Insurance and             *
                       Annuity Company and Agency, Inc.

*Incorporated by reference







Exhibit No.            Exhibit                                                                             Page
-----------            -------                                                                             -----

99-B.9                 Opinion of Counsel                                                                    *

99-B.10.1              Consent of Independent Auditors
                                                                                                      -----------------

99-B.10.2              Consent of Counsel
                                                                                                      -----------------

99-B.13                Schedule for Computation of Performance Data                                          *

99-B15.1               Powers of Attorney                                                                    *

99-B.15.2              Authorization for Signatures                                                          *

27                     Financial Data Schedule
                                                                                                      -----------------

*Incorporated by reference
